Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Costs
Interest expense (Note 5)	$ 39,775	$ 32,887	$ 25,926
Amortization and write-off of deferred financing fees	5,387	1,984	1,545
Commitment fees (Note 5)	0	2	15
Other	1,119	118	488
Total	$ 46,281	$ 34,991	$ 27,974